245 Summer Street

Fidelity® Investments

Boston, MA 02210

February 8, 2023

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Variable Insurance Products Fund V (the trust): File Nos. 033-17704 and 811-05361 FundsManager 30% Portfolio FundsManager 40% Portfolio (the fund(s)) Post-Effective Amendment No. 95

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith on behalf of the trust pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 95 to the trust’s current effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the trust.

The purpose of this Post-Effective Amendment is to designate a new effective date, March 10, 2023, for the Post-Effective Amendment previously filed on November 25, 2022, for the fund(s).

The Post-Effective Amendment(s) filed on February 8, 2023, for the other fund(s) in the trust are not affected by this request.

The Prospectus(es) and Statement(s) of Additional Information (SAI) for the fund(s) are identical to those filed in Post-Effective Amendment No. 91, the Part C is identical to the Part C filed in Post-Effective Amendment No. 91, and the Prospectus(es), SAI(s), and Part C are incorporated herein in their entirety by reference to those previously filed Post-Effective Amendments.

Please contact Renée Fuller at (603) 721-4221 with any questions or comments regarding this filing.

Sincerely,

/s/Renée Fuller
Renée Fuller
Shareholder Reporting